Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000039809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000038019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000017419
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000017420
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000218395
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000017426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000017427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000218396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000094780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000094781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000105877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000105878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000148757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000148758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000017389
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000017421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000017422
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000017415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000017417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000017410
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000017411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000218394
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000017399
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000017400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Without Sales Load [Member] | C000039809
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%		5.46%		4.93%
Without Sales Load [Member] | C000038019
Average Annual Return [Line Items]
Average Annual Return, Percent	20.02%		5.19%		4.57%
Without Sales Load [Member] | C000017419
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%		(0.28%)		1.35%
Without Sales Load [Member] | C000017420
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%		(0.44%)		1.14%
Without Sales Load [Member] | C000218395
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%	(0.93%)
Without Sales Load [Member] | C000017426
Average Annual Return [Line Items]
Average Annual Return, Percent	19.27%		0.24%		2.39%
Without Sales Load [Member] | C000017427
Average Annual Return [Line Items]
Average Annual Return, Percent	19.33%		0.16%		2.22%
Without Sales Load [Member] | C000218396
Average Annual Return [Line Items]
Average Annual Return, Percent	19.57%	(0.09%)
Without Sales Load [Member] | C000094780
Average Annual Return [Line Items]
Average Annual Return, Percent	8.40%		(1.54%)		(0.20%)
Without Sales Load [Member] | C000094781
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%		(1.60%)		(0.24%)
Without Sales Load [Member] | C000105877
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%		(1.04%)		0.41%
Without Sales Load [Member] | C000105878
Average Annual Return [Line Items]
Average Annual Return, Percent	10.91%		(1.14%)		0.36%
Without Sales Load [Member] | C000148757
Average Annual Return [Line Items]
Average Annual Return, Percent	33.41%		6.00%	5.51%
Without Sales Load [Member] | C000148758
Average Annual Return [Line Items]
Average Annual Return, Percent	33.35%		5.86%	5.41%
Without Sales Load [Member] | C000017389
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%		4.27%		4.65%
Without Sales Load [Member] | C000017421
Average Annual Return [Line Items]
Average Annual Return, Percent	36.37%		13.35%		9.18%
Without Sales Load [Member] | C000017422
Average Annual Return [Line Items]
Average Annual Return, Percent	36.17%		13.16%		8.96%
Without Sales Load [Member] | C000017415
Average Annual Return [Line Items]
Average Annual Return, Percent	33.77%		11.98%		8.15%
Without Sales Load [Member] | C000017417
Average Annual Return [Line Items]
Average Annual Return, Percent	33.66%		11.87%		8.01%
Without Sales Load [Member] | C000017410
Average Annual Return [Line Items]
Average Annual Return, Percent	13.32%		(0.87%)		1.08%
Without Sales Load [Member] | C000017411
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%		(1.08%)		0.81%
Without Sales Load [Member] | C000218394
Average Annual Return [Line Items]
Average Annual Return, Percent	13.35%	(1.67%)
Without Sales Load [Member] | C000017399
Average Annual Return [Line Items]
Average Annual Return, Percent	47.90%		16.61%		14.55%
Without Sales Load [Member] | C000017400
Average Annual Return [Line Items]
Average Annual Return, Percent	47.65%		16.41%		14.31%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(1.00%)
TCW Index: JPMorgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	18.16%		0.47%		2.92%
TCW Index: JPMorgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	18.16%		0.47%		2.92%
TCW Index: JPMorgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	18.16%	(0.06%)
TCW Index: JPMorgan GBI-EM Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan GBI-EM Global Diversified Index
Average Annual Return, Percent	8.76%		(0.92%)		(0.06%)
TCW Index: JPMorgan GBI-EM Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan GBI-EM Global Diversified Index
Average Annual Return, Percent	8.76%		(0.92%)		(0.06%)
TCW Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%		(1.64%)		0.23%
TCW Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%		(1.64%)		0.23%
TCW Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	34.03%		9.93%	8.31%
TCW Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	34.03%		9.93%	8.31%
TCW Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%		1.82%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.26%		13.00%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.26%		13.00%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.26%		13.00%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.26%		13.00%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(1.00%)
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.26%		13.00%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.26%		13.00%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.26%		13.00%
TCW Index: 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	20.95%		6.02%		6.21%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%		15.26%		13.00%
TCW Index: 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	20.95%		6.02%		6.21%
TCW Index: S&P Global REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global REIT Index
Average Annual Return, Percent	32.15%		2.20%	4.70%
TCW Index: S&P Global REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global REIT Index
Average Annual Return, Percent	32.15%		2.20%	4.70%
TCW Index:Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return, Percent	16.47%		4.53%		4.86%
TCW Index: FTSE U.S. High Yield Cash Pay Capped Custom Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE U.S. High Yield Cash Pay Capped Custom Index
Average Annual Return, Percent	16.73%		4.46%		4.58%
TCW Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%		10.14%		8.87%
TCW Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%		10.14%		8.87%
TCW Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
TCW Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
TCW Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%		18.99%		16.18%
TCW Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%		18.99%		16.18%